Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock-Based Compensation Expense (Income)	Stock-based compensation expense (income) under the Plan was as follows:

Year ended December 31, 2012
Employee	$2,000
Nonemployee	(3,085)

$(1,085)

Summary of Stock Option Activity

The following table summarizes stock option activity during the nine months ended September 30, 2014:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual life
Balance, December 31, 2013	334,800	$6.00
Granted	425,500	$7.71
Exercised	—	—
Canceled	—	—

Balance, September 30, 2014	760,300	$6.96	7.3 years

Options exercisable, September 30, 2014	391,285	$6.25	5.2 years

The following table summarizes stock option activity under the Plan through December 31, 2013:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual life
Balance, December 31, 2011	334,800	$6.00
Granted	—	—
Exercised	—	—
Canceled	—	—

Balance, December 31, 2012	334,800	$6.00
Granted	—	—
Exercised	—	—
Canceled	—	—
Balance, December 31, 2013	334,800	$6.00	5 years

Options exercisable, December 31, 2013	334,800	$6.00	5 years

Fair Value of Options Estimated on Date of Grant Using Black-Scholes Option Pricing Model

The fair value of the options was estimated on the date of grant using a Black-Scholes option pricing model with the following assumptions:

2014
Expected life	6.0 years
Expected volatility	80.30%
Risk-free interest rate	2.69-2.73%
Expected dividend yield	—